POTOMAC FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

              100 South Royal Street        500 Fifth Avenue, Suite 415
            Alexandria, Virginia 22314       New York, New York 10110

                                 (800) 851-0511

The Potomac Funds (the "Trust") is a management investment company, or mutual fund, which offers to the public a variety of investment portfolios. THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") RELATES TO THE INVESTOR CLASS, ADVISOR CLASS, AND/OR BROKER CLASS SHARES OF THE ELEVEN INVESTMENT PORTFOLIOS OF THE TRUST NOTED BELOW.

The Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. The Funds are not designed for inexperienced or less sophisticated investors. An important feature of the Trust is that it primarily consists of pairs of Funds, each of which attempts to provide targeted returns to a specific index on a given day. The "plus" fund attempts to provide investment results that correlate to its target index, while the "short" fund attempts to provide investment results that are opposite of the return of its target index. In particular, the Funds below seek the following investment results as compared to their target indices:

FUND                          INVESTMENT  TARGET

Potomac  OTC Plus Fund        125% of the  performance  of the  Nasdaq 100 Stock
                              IndexTM
Potomac OTC/Short Fund        Inverse (opposite) of the Nasdaq 100 Stock IndexTM
Potomac Dow 30SM Plus Fund    125%  of  the   performance   of  the  Dow   Jones
                              Industrial AverageSM
Potomac Dow 30SM/Short Fund   Inverse  (opposite)  of the Dow  Jones  Industrial
                              Average SM
Potomac Small Cap Plus Fund   125% of the  performance  of the  Russell  2000(R)
                              Index
Potomac Small Cap/Short Fund Inverse (opposite) of the Russell 2000(R) Index Potomac MidCap Plus Fund 125% of the performance of the S&P 400 MidCap
                              IndexTM
Potomac MidCap/Short Fund     Inverse (opposite) of the S&P 400 MidCap IndexTM
Potomac U.S. Plus Fund        150% of the  performance  of the Standard & Poor's
                              500 Composite Stock Price IndexTM
Potomac U.S./Short Fund       Inverse  (opposite)  of the  Standard & Poor's 500
                              Composite Stock Price IndexTM

The Trust also offers the Potomac U.S. Government Money Market Fund, which seeks security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. THE FUND SEEKS TO MAINTAIN A CONSTANT $1.00 NET ASSET VALUE PER SHARE, ALTHOUGH THIS CANNOT BE ASSURED. SHARES OF THIS FUND ARE NOT DEPOSITS OR OBLIGATIONS, OR GUARANTEED OR ENDORSED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THIS FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT.

This SAI, dated December 18, 2002, as supplemented on October 7, 2002 is not a prospectus. It should be read in conjunction with the Trust's Prospectuses dated December 18, 2002, as supplemented on October 7, 2002. To receive a copy of the Prospectuses or an annual report to shareholders, without charge, write to or call the Trust at the address or telephone number listed above.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

THE POTOMAC FUNDS............................................................1

CLASSIFICATION OF THE FUNDS..................................................1

INVESTMENT POLICIES AND TECHNIQUES...........................................2

   Core Investments..........................................................2
   American Depository Receipts ("ADRs").....................................2
   Illiquid Investments and Restricted Securities............................2
   Indexed Securities........................................................3
   Investments in Other Investment Companies.................................4
   Options, Futures and Other Strategies.....................................5
   Repurchase Agreements....................................................11
   Swap Agreements..........................................................11
   Short Sales..............................................................13
   U.S. Government Securities...............................................13
   Other Investment Risks and Practices.....................................14
   Tracking Error...........................................................16

INVESTMENT RESTRICTIONS.....................................................17

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................20

MANAGEMENT OF THE TRUST.....................................................22

   Trustees and Officers....................................................22
   Five Percent Shareholders................................................26
   Investment Adviser.......................................................30
   Fund Administrator, Fund Accountant, Transfer Agent and Custodian........33
   Distributor..............................................................34
   Distribution Plans.......................................................34
   Independent Certified Public Accountants.................................35

DETERMINATION OF NET ASSET VALUE............................................35

PURCHASES AND REDEMPTIONS...................................................37

   Retirement Plans.........................................................37
   Redemptions by Telephone.................................................37
   Redemption in Kind.......................................................38
   Receiving Payment........................................................38

EXCHANGE PRIVILEGE..........................................................39

CONVERSION OF BROKER CLASS SHARES...........................................39

PERFORMANCE INFORMATION.....................................................40

   Comparative Information..................................................40
   Total Return Computations................................................41
   Yield Computations.......................................................45

SHAREHOLDER AND OTHER INFORMATION...........................................46

   Shareholder Information..................................................46
   Other Information........................................................46

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES....................................47

   Dividends and Other Distributions........................................47
   Taxes....................................................................47

FINANCIAL STATEMENTS........................................................51

                                THE POTOMAC FUNDS

The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This SAI relates to eleven separate series which the Trust offers to the public: the Potomac OTC Plus Fund ("OTC Plus Fund"), the Potomac OTC/Short Fund ("OTC/Short Fund"), the Potomac Dow 30SM Plus Fund ("Dow 30 Plus Fund"), the Potomac Dow 30SM/Short Fund ("Dow 30/Short Fund"), the Potomac Small Cap Plus Fund ("Small Cap Plus Fund"), the Potomac Small Cap/Short Fund ("Small Cap Short Fund"), the Potomac MidCap Plus Fund ("MidCap Plus Fund"), the Potomac MidCap/Short Fund ("MidCap/Short Fund"), the Potomac U.S. Plus Fund ("U.S. Plus Fund"), the Potomac U.S./Short Fund ("U.S./Short Fund"), and the Potomac U.S. Government Money Market Fund ("Money Market Fund") (collectively, the "Funds"). The Trust may offer additional series to the public in the future.

The Trust offers three classes of shares: Investor Class, Advisor Class and Broker Class. THIS SAI RELATES TO THE CLASSES OF THE FOLLOWING FUNDS:

   o Each Fund currently offers Investor Class shares ("Investor Funds") to the public. Investor Class shares are designed for sale directly for investors without a sales charge.

   o The OTC Plus, Dow 30 Plus, Small Cap Plus, U.S. Plus, U.S./Short, and Money Market Funds currently offer Advisor Class shares ("Advisor Funds") to the public. Advisor Class shares are made available through investment advisers, banks, trust companies or other authorized representatives without a sales charge but are subject to a 1.00% distribution and service fee.

   o The OTC Plus, Dow 30 Plus, Small Cap Plus, U.S. Plus, and Money Market Funds currently offer Broker Class shares ("Broker Funds") to the public. Broker Class shares are sold through brokers and dealers and are subject to a 5% maximum contingent deferred sales charge ("CDSC") declining over a six-year period.

The Funds are designed principally for experienced investors seeking an asset allocation vehicle. Except for the Money Market Fund, the Funds provide investment exposure to various securities markets. Each Fund seeks investment results that correspond on a given day to a specific target index. The terms "plus" and "short" in the Funds' names are not intended to refer to the duration of the Funds' investment portfolios. The Funds may be used independently or in combination with each other as part of an overall strategy.

                           CLASSIFICATION OF THE FUNDS

Each Fund (other than the Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. A Fund is considered "non-diversified" because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

A Fund's classification as a "non-diversified" series means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.

                       INVESTMENT POLICIES AND TECHNIQUES

The Funds may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objective.

CORE INVESTMENTS
----------------

In general, each Fund (except for the U.S Plus Fund) invests at least 80% of its net assets (plus any borrowings for investment purposes) in a manner designed to provide investment returns that, for each Potomac Plus Fund, correspond to 125% of its respective indices and, for each Potomac Short Fund, that inversely correspond to its respective indices.

AMERICAN DEPOSITORY RECEIPTS ("ADRS")
-------------------------------------

The OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, MidCap Plus Fund and MidCap/Short Fund may invest in ADRs. The OTC/Short Fund, MidCap Plus Fund, MidCap/Short Fund and Small Cap/Short Fund may sell ADRs short.

ADRs are dollar denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES
----------------------------------------------

Each Fund may purchase and hold illiquid investments. No Fund will purchase or otherwise acquire any security if, as a result, more than 15% (10% for the Money Market Fund) of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Board of Trustees ("Board" or "Trustees") or Rafferty Asset Management, LLC ("Rafferty"), the Funds' investment adviser, has determined under Board-approved guidelines are liquid. None of the Funds, however, currently anticipates investing in such restricted securities.

The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand and (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

INDEXED SECURITIES
------------------

Each Fund (other than the Money Market Fund) may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.

The U.S. Plus Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), and whose shares trade on the American Stock Exchange ("AMEX"). The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of SPDRs, however, may not be equivalent to the pro rata value of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks.

The Dow 30 Plus Fund and the Dow 30 Short/Fund may invest in DIAMONDSsm. DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust"), which owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial Average ("DJIA"). The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIA. The DIAMONDS Trust's shares trade on the AMEX. An investment in DIAMONDS is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline. Although DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the DJIA, the DIAMONDS Trust may not be able to exactly replicate the performance of the DJIA because of trust expenses and other factors.

An investment in SPDRs and in DIAMONDS are considered investments in other investment companies, which are discussed below.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
-----------------------------------------

Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. The Money Market Fund will invest only in those investment companies that invest in the same quality of investments as the Money Market Fund. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations.

OPTIONS, FUTURES AND OTHER STRATEGIES
-------------------------------------

GENERAL. Each Fund (other than the Money Market Fund) may use certain options (both traded on an exchange and OTC), futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, a Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

In addition to the instruments, strategies and risks described below and in the Prospectuses, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund's investment objective and permitted by a Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectuses or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place which, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial

Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

COVER. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. ("Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDICES. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the Amex Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Funds only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

If a Fund enters into futures contracts or options on futures contracts, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a Fund's assets that are at risk in futures contracts and options on futures contracts.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

COMBINED POSITIONS. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

REPURCHASE AGREEMENTS
---------------------

Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% (10% in the case of the Money Market
Fund) of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

Each Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

SWAP AGREEMENTS
---------------

Each Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement generally will equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

SHORT SALES
-----------

The OTC/Short Fund, Dow 30/Short Fund, Small Cap/Short Fund, MidCap Plus Fund, MidCap/Short Fund, and U.S./Short Fund may engage in short sale transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.
Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, the Fund will: (1) maintain an account containing cash or liquid assets at such a level that the amount deposited in the account plus that amount deposited with the broker as collateral will equal the current value of the stock sold short and; or (2) otherwise cover the Fund's short position.

The OTC Plus Fund, Dow 30 Plus Fund, Small Cap Plus Fund and U.S. Plus Fund each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the stock being sold at no additional cost ("selling short against the box").

U.S. GOVERNMENT SECURITIES
--------------------------

The Money Market Fund invests in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") in pursuit of its investment objective. The other Funds may invest in U.S. Government Securities in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, the Federal National Mortgage Association ("Fannie Mae"), the Farmers Home

Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association ("Ginnie Mae"), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association.

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Money Market Fund will invest in securities of agencies and instrumentalities only if Rafferty is satisfied that the credit risk involved is acceptable.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund's portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of a Fund's portfolio investments in these securities.

OTHER INVESTMENT RISKS AND PRACTICES
------------------------------------

BORROWING. The OTC Plus Fund, Dow 30 Plus Fund, Small Cap Plus Fund, MidCap Plus Fund, MidCap/Short Fund and U.S. Plus Fund may borrow money for investment purposes, which is a form of leveraging. However, the MidCap/Short Fund currently does not intend to engage in such investments. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund's net asset value and on a Fund's investments. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

Each Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, each Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. Each Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

LENDING PORTFOLIO SECURITIES. Each Fund may lend portfolio securities with a value not exceeding 33 1/3% (15% in the case of the Money Market Fund) of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund's portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. Each Fund currently has no intention of lending its portfolio securities.

PORTFOLIO TURNOVER. The Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, frequently will redeem Fund shares, as well as exchange their Fund shares for shares of other Funds. A Fund may have to dispose of certain portfolio investments to maintain sufficient liquid assets to meet such redemption and exchange requests, thereby causing a high portfolio turnover. Because each Fund's portfolio turnover rate depends largely on the purchase, redemption and exchange activity of its investors, it is difficult to estimate each Fund's actual turnover rate.

A Fund's portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund's investments may have a remaining maturity of less than one year; in that case, the portfolio turnover rate for that period would be equal to zero. However, each Fund's portfolio turnover rate, except for the Money Market Fund, calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds' performance.

TRACKING ERROR
--------------

Several factors may affect the Funds' ability to track the performance of their applicable indices. Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the target index being held by a Fund and securities not included in the target index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market comprising an index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holding instruments that are illiquid or the market for which becomes disrupted; (6) the need to conform a Fund's portfolio holdings to comply with that Fund's investment restrictions or policies, or regulatory or tax law requirements; and
(7) market movements that run counter to a leveraged Fund's investments (which will cause divergence between the Fund and its target index over time due to the mathematical effects of leveraging).

While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, a Fund's short-term performance will reflect such deviation from its target index.

In the case of the Funds whose net asset values are intended to move inversely from their target indices (the OTC/Short Fund, Dow 30/Short Fund, Small Cap/Short Fund, MidCap/Short Fund and U.S./Short Fund) the factor of compounding also may lead to tracking error. Even if there is a perfect inverse correlation between a Fund and the return of its applicable target index on a daily basis, the symmetry between the changes in the benchmark and the changes in the Fund's net asset value can be altered significantly over time by a compounding effect. For example, if a Fund achieved a perfect inverse correlation with its target index on every trading day over an extended period and the level of returns of that index significantly decreased during that period, a compounding effect for that period would result, causing an increase in the Fund's net asset value by a percentage that is somewhat greater than the percentage that the index's returns decreased. Conversely, if a Fund maintained a perfect inverse correlation with its target index over an extended period and if the level of returns of that index significantly increased over that period, a compounding effect would result, causing a decrease of the Fund's net asset value by a percentage that would be somewhat less than the percentage that the index returns increased.

                             INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectuses, each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

EACH FUND HAS ADOPTED THE FOLLOWING FUNDAMENTAL INVESTMENT POLICY that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

      Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

EACH FUND,  EXCEPT THE MONEY MARKET FUND,  HAS ADOPTED THE FOLLOWING  INVESTMENT
LIMITATIONS:

A Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

2. Underwrite securities of any other issuer.

3. Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations Nos. 5, 7, and 8, and (3) the OTC/Short Fund, Dow 30/Short Fund, Small Cap/Short Fund, MidCap Plus Fund, MidCap/Short Fund and U.S./Short Fund may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

EACH FUND, EXCEPT THE OTC PLUS FUND, DOW 30 PLUS FUND, SMALL CAP PLUS FUND, MIDCAP PLUS FUND, MIDCAP/SHORT FUND AND U.S. PLUS FUND, HAS ADOPTED THE FOLLOWING INVESTMENT LIMITATION:

A Fund shall not:

7. Borrow money, except (1) as a temporary measure for extraordinary or emergency purposes and then only in amounts not to exceed 5% of the value of the Fund's total assets, (2) in an amount up to 33 1/3% of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

THE OTC PLUS FUND, DOW 30 PLUS FUND, SMALL CAP PLUS FUND AND U.S. PLUS FUND HAVE ADOPTED THE FOLLOWING INVESTMENT LIMITATION:

A Fund shall not:

8. Make short sales of portfolio securities or purchase any portfolio securities on margin but may make short sales "against the box," obtain such short-term credits as are necessary for the clearance of transactions, and make margin payments in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

THE OTC PLUS FUND, DOW 30 PLUS FUND, SMALL CAP PLUS FUND, MIDCAP PLUS FUND, MIDCAP/SHORT FUND AND U.S. PLUS FUND HAVE ADOPTED THE FOLLOWING INVESTMENT
LIMITATION:

A Fund shall not:

9. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund's total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

EACH FUND, EXCEPT THE OTC PLUS FUND AND OTC/SHORT FUND, HAS ADOPTED THE FOLLOWING INVESTMENT LIMITATION:

A Fund shall not:

10.Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

THE OTC PLUS FUND AND THE OTC/SHORT  FUND HAVE ADOPTED THE FOLLOWING  INVESTMENT
LIMITATION:

A Fund shall not:

11.Invest more than 25% of the value of its total  assets in the  securities  of issuers  in any  single  industry,  except  for  the  software  and  hardware industries when the percentage of the securities of either industry constitutes more than 25% of the Nasdaq Index. There shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

THE MONEY MARKET FUND HAS ADOPTED THE FOLLOWING INVESTMENT LIMITATIONS:

The Money Market Fund shall not:

1. Make loans, except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

2. Lend the Fund's portfolio securities in excess of 15% of its total assets. Any loans of the Fund's portfolio securities will be made according to guidelines established by the Trustees, including the maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

3. Underwrite securities of any other issuer.

4. Purchase, hold, or deal in real estate or oil and gas interests.

5. Issue senior securities, except as permitted by the Fund's investment objective and policies.

6. Purchase or sell physical commodities; provided, however, that this investment limitation does not prevent the Fund from purchasing and selling options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

7. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

8. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings or in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amount borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

9. Make short sales of portfolio securities or purchase any portfolio securities on margin, except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities; PROVIDED, HOWEVER, that this investment limitation does not prevent the Fund from purchasing and selling options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

In addition, the Money Market Fund does not presently intend to purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors and collars.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for the Funds, Rafferty seeks best execution of trades either (1) at the most favorable price and efficient execution of transactions or (2) with respect to agency transactions, at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and Rafferty from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty may use research and services provided to it by brokers in servicing all the Funds; however, not all such services may be used by Rafferty in connection with a Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty's investment advisory fee to be paid by the Funds.

Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

Aggregate brokerage commissions paid by OTC Plus Fund for the three fiscal years ended August 31, 2001 were $34,558, $56,097 and $19,858, respectively. Those commissions were paid on brokerage transactions worth $72,067,551, $1,054,465,605 and $954,010,831, respectively.

Aggregate brokerage commissions paid by OTC/Short Fund for the three fiscal years ended August 31, 2001 were $1,521, $2,465 and $3,272, respectively. Those commissions were paid on brokerage transactions worth $50,906,648, $192,774,715 and $151,520,115, respectively.

Aggregate brokerage commissions paid by Dow 30 Plus Fund for the period December 2, 1999 to August 31, 2000 and the fiscal year ended August 31, 2001 were
$194,005 and $67,523, respectively. Those commissions were paid on brokerage transactions worth $612,095,452 and $59,810,362, respectively.

No brokerage commissions were paid by the Dow 30/Short Fund, as this Fund had not commenced operations prior to the date of this SAI.

Aggregate brokerage commissions paid by Small Cap Plus Fund for the period February 16, 1999 to August 31, 1999 and the two fiscal years ended August 31, 2001 were $151,137, $1,163,429 and $252,652, respectively. Those commissions were paid on brokerage transactions worth $1,009,836,250, $1,974,684,174 and $2,793,328,948, respectively.

Aggregate brokerage commissions paid by Small Cap/Short Fund for the period December 21, 1999 to August 31, 2000 and the fiscal year ended August 31, 2001 were $45,782 and $18,405, respectively. Those commissions were paid on brokerage transactions worth $580,923,894 and $604,733,730, respectively.

Aggregate brokerage commissions were not paid by the MidCap Plus Fund or MidCap/Short Fund, as these Funds had not commenced operations prior to the date of this SAI.

Aggregate brokerage commissions paid by U.S. Plus Fund for the three fiscal years ended August 31, 2001 were $42,360, $162,823 and $176,389, respectively. Those commissions were paid on brokerage transactions worth $1,099,600,547, $2,706,238,032 and $1,662,838,093, respectively.

Aggregate brokerage commissions paid by U.S./Short Fund for the three fiscal years ended August 31, 2001 were $13,861, $9,287 and $8,025, respectively. Those commissions were paid on brokerage transactions worth $459,448,390, $288,108,034 and $89,505,587, respectively.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS
---------------------

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds' business affairs and for exercising all of the Funds' powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. The Board oversee a total of 38 portfolios in the Potomac mutual fund complex, of which 8 are currently operational. Unless otherwise noted, an individual's business address is 500 Fifth Avenue, Suite 415, New York, New York 10110.

                            Position, Term of          Principal Occupation
                           Office and Length of       During Past Five Years
       Name (Age)       Time Served With the Trust    and Current Directorship
       ----------       --------------------------    ------------------------
INTERESTED TRUSTEES        TERM:   Lifetime   of
                           Trust  until  removal
                           or resignation

Lawrence C. Rafferty*     Chief        Executive   Chairman and Chief Executive
(59)                      Officer,  Chairman  of   Officer of Rafferty,
                          the Board of  Trustees   1997-present; Chief Executive
                          since 1997               Officer of Rafferty
                                                   Companies, LLC, 1996-present;
                                                   Chief Executive Officer of
                                                   Cohane Rafferty Securities,
                                                   Inc., 1987-present
                                                   (investment banking); Chief
                                                   Executive Officer of Rafferty
                                                   Capital Markets, Inc.,
                                                   1995-present; Trustee of
                                                   Fairfield University.

                            Position, Term of          Principal Occupation
                           Office and Length of       During Past Five Years
       Name (Age)       Time Served With the Trust    and Current Directorship
       ----------       --------------------------    ------------------------

INTERESTED TRUSTEES       TERM:  Lifetime of
(CONTINUED)               Trust until removal
                          or resignation

Jay F. Higgins* (56)      Trustee since 1997       Managing Partner of
411 West Putnam Street                             CloverLeaf Partners, Inc.,
Suite #304                                         1992-1997 (investment
Greenwich, CT 06830                                banking).

DISINTERESTED TRUSTEES    TERM:    Lifetime   of
                          Trust  until   removal
                          or resignation

Daniel J. Byrne (57)      Trustee since 1997       President and Chief Executive
4 Hobart Lane                                      Officer of Byrne Securities
Westhampton Beach, NY                              Inc., 1992-present; Partner
11978                                              of Byrne Capital Management
                                                   LLP, 1996-present; Trustee,
                                                   The Opening Word Program,
                                                   Wyandanch, New York.

Richard G. Jackson (54)   Trustee since 2001       Private Investor.
P.O. Box 2088
Stefauket, NY  11733
Gerald E. Shanley III     Trustee since 1997       Business Consultant,
(57) 12 First Street                               1985-present; Trustee of
Pelham, NY 10803                                   Estate of Charles S. Payson,
                                                   1987-present.
OFFICERS                  TERM:  One year

Daniel D. O'Neill (34)    President since 1999     Managing Director of
                                                   Rafferty, 1999-present;
                                                   Portfolio Manager, Hermitage
                                                   Capital Management,
                                                   1998-1999; Associate, Akin,
                                                   Gump, Strauss, Hauer & Feld,
                                                   LLP, 1995-1998 (law firm).

Timothy P. Hagan (59)     Vice  President  since   Vice President of Rafferty,
100 S. Royal Street       2001;  Chief Financial   1997-present; Vice President
Alexandria, VA 22314      Officer 1997-2001        of PADCO Advisors, 1993-1997.

Philip A. Harding (58)    Senior Vice  President   Vice President of Rafferty,
                          since 1997               1997-present; Vice President
                                                   of Commerzbank (USA),
                                                   1995-1997.

                            Position, Term of          Principal Occupation
                           Office and Length of       During Past Five Years
       Name (Age)       Time Served With the Trust    and Current Directorship
       ----------       --------------------------    ------------------------

OFFICERS (CONTINUED)      TERM:  One year

Mark D. Edwards (44)      Vice President since     Vice President of Rafferty,
100 S. Royal Street       2002; Chief Financial    1997 to present; President &
Alexandria, VA 22314      Officer 2001-2002;       Co-Founder of Systems
                          Vice President           Management Group, 1990-1997
                          1997-2001                (computer software developer)

Jesse J. Noel (32)        Chief Financial          Assistant Vice President of
100 S. Royal Street       Officer since 2002       Rafferty, 2000 to present;
Alexandria, VA 22314                               Mutual Fund Accountant, U.S.
                                                   Bancorp Funds Services,
                                                   1997-1999.

Robert J. Zutz (49)       Secretary since 1997     Partner, Kirkpatrick &
1800 Massachusetts Ave.                            Lockhart LLP (law firm).
Washington, DC 20036

Eric W. Falkeis (28)      Assistant    Secretary   Vice President, U.S. Bancorp
615 East Michigan Street  since 1997               Fund Services LLC,
Milwaukee, WI 53202                                1997-present; Audit Senior
                                                   with PricewaterhouseCoopers
                                                   LLP, 1995-1997.
_________________

* Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

The Trust has an Audit Committee, consisting of Messrs. Byrne, Jackson and Shanley. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee did not meet during the most recent fiscal year.

The Trust also has a nominating committee, consisting of Messrs. Byrne, Jackson and Shanley, each of who is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The nominating committee also evaluates and nominates Board member candidates. The Nominating Committee did not meet during the Trust's most recent fiscal year.

The following table shows the amount of equity securities in the Funds owned by the Trustees as of the calendar year ended December 31, 2001:


--------------------------------------------------------------------------------

DOLLAR RANGE OF
EQUITY SECURITIES  INTERESTED            DISINTERESTED
OWNED:             TRUSTEES:             TRUSTEES:
------             ---------             ---------
--------------------------------------------------------------------------------
                   Lawrence  C. Jay      Daniel    J. Richard       Gerald E.
                   Rafferty     Higgins  Byrne        Jackson       Shanley III
--------------------------------------------------------------------------------
OTC Plus Fund      Over         $ 0      $ 0          $ 0           $ 0
                   $100,000

--------------------------------------------------------------------------------
OTC/ Short Fund    $ 0          $ 0      $ 0          $ 0           $ 0

--------------------------------------------------------------------------------
Dow 30SM Plus      Over         $ 0      $ 0          $ 0           $ 0
Fund               $100,000

--------------------------------------------------------------------------------
Dow 30SM/Short     $ 0          $ 0      $ 0          $ 0           $ 0
Fund

--------------------------------------------------------------------------------
Small Cap Plus     $10,001-     $ 0      $ 0          $ 0           $ 0
Fund               $50,000

--------------------------------------------------------------------------------
Small Cap/Short    $ 0          $ 0      $ 0          $ 0           $ 0
Fund

--------------------------------------------------------------------------------
MidCap Plus Fund   $ 0          $ 0      $ 0          $ 0           $ 0

--------------------------------------------------------------------------------
MidCap/Short Fund  $ 0          $ 0      $ 0          $ 0           $ 0

--------------------------------------------------------------------------------
U.S. Plus Fund     $ 0          $ 0      $ 0          $ 0           $ 0

--------------------------------------------------------------------------------
U.S./ Short Fund   $ 0          $ 0      $ 0          $ 0           $ 0

--------------------------------------------------------------------------------
Money Market Fund  Over         $ 0      $50,000-     $ 0           $ 0
                   $100,000              $100,000

--------------------------------------------------------------------------------
Aggregate Dollar   Over         $ 0      $50,000-     $ 0           $ 0
Range of Equity    $100,000              $100,000
Securities in the
Potomac Funds
--------------------------------------------------------------------------------

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Fund for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust's prior fiscal year ended August 31, 2001.



--------------------------------------------------------------------------------
                                                                      Aggregate
                                       Pension or                   Compensation
                     Aggregate       Retirement       Estimated       From the
                    Compensation  Benefits Accrued      Annual       Trust Paid
   Name of Person,   From the       As Part of the   Benefits Upon    to the
      Position         Trust       Trust's Expenses    Retirement    Trustees
      --------         -----       ----------------    ----------    --------

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------

Lawrence C. Rafferty       $0              $0               $0             $0

Jay F. Higgins           $8,000            $0               $0           $8,000

DISINTERESTED TRUSTEES
----------------------

Daniel J. Byrne          $8,000            $0               $0           $8,000

Richard G. Jackson*        $0              $0               $0             $0

Gerald E. Shanley III    $8,000            $0               $0           $8,000

--------------------------------------------------------------------------------
*Mr. Jackson was elected to the Board of Trustees on October 4, 2001.

FIVE PERCENT SHAREHOLDERS
-------------------------

Listed below are shareholders who owned of record or were known by the Funds to own beneficially five percent or more of the outstanding shares of the Funds as of November 30, 2001.

U.S. PLUS FUND - INVESTOR CLASS
-------------------------------

Name                                                         Percentage
----                                                         ----------

FTC & CO                                                        30.04%
DATALYNX HOUSE A/C
P.O. Box 173736
Denver, CO  80217-3736

Trust Company of America                                        27.69%
FBO PSI
P.O. Box 6503
Englewood, CO 80155-6503

Charles Schwab & Co Inc.                                         5.19%
Special Custody Account
For the Benefit of Customers
Mutual Funds
4500 Cherry Creek Dr. S Ste 700
Denver, CO 80246

US/SHORT FUND - INVESTOR CLASS
------------------------------

Name                                                         Percentage
----                                                         ----------

Trust Company of America                                        38.93%
P.O. Box 6503
Englewood, CO  80155-6503

Charles Schwab & Co. Inc.                                       14.47%
Special Custody Account for the Benefit of Customers
4500 Cherry Creek Dr.
Suite 700
Denver, CO  80246

National Financial Services Corp                                13.34%
For the Exclusive Benefit of Our Customers
1 World Financial Center
200 Liberty St.
New York, NY 10281 - 1003

FTC & CO                                                        13.15%
DATALYNX HOUSE A/C
P.O. Box 173736
Denver, CO  80217-3736

National Investor Services Corp.                                 5.80%
For the Exclusive Benefit of Our Customers
55 Water St., Fl 32
New York, NY 10041-0028

OTC PLUS FUND - INVESTOR CLASS
------------------------------

Name                                                         Percentage
----                                                         ----------

Charles Schwab & Co. Inc.                                       41.99%
Special Custody Account for the Benefit of Customers
4500 Cherry Creek Dr.
Suite 700
Denver, CO  80246

Centurion Trust Company                                          9.66%
2425 E. Camelback Rd., Ste 530
Phoenix, AZ 85016 - 9218

National Investor Services Corp.                                 7.37%
For the Exclusive Benefit of our Customers
55 Water Street Fl 32
New York, NY  10041-0028

National Financial Services Corp.                                5.54%
For the Exclusive Benefit of our Customers
1 World Financial Center
200 Liberty Street
New York, NY  10281-1003

OTC/SHORT FUND - INVESTOR CLASS
-------------------------------

Name                                                         Percentage
----                                                         ----------

Charles Schwab & Co. Inc.                                       19.29%
Special Custody Account for the Benefit of
Customers
4500 Cherry Creek Dr.
Suite 700
Denver, CO  80246

Turtle & Co                                                     15.36%
Cash/Cash Account
C/O State Street Bank & Trust
P.O. Box 9427
Boston, MA 02209-9427

National Financial Services Corp.                               15.32%
For the Exclusive Benefit of our Customers
1 World Financial Center
200 Liberty Street
New York, NY  10281-1003

Robert M Schaw & Heidi E Sonen JT TEN
322 Tusseyville Rd
Centre Hall, PA 16828-9134                                      13.63%

Trust Company of America                                         5.71%
FBO PSI
P.O. Box 6503
Englewood, CO  80155-6503

SMALL CAP PLUS FUND - INVESTOR CLASS
------------------------------------

Name                                                         Percentage
----                                                         ----------

FTC & CO                                                        27.86%
DATALYNX HOUSE A/C
P.O. Box 173736
Denver, CO  80217-3736

Charles Schwab & Co. Inc.                                        5.35%
Special Custody Account for the Benefit of
Customers
4500 Cherry Creek Dr.
Suite 700
Denver, CO  80246

SMALL CAP PLUS FUND - ADVISOR CLASS
-----------------------------------

Name                                                         Percentage
----                                                         ----------

Trust Company of America                                         6.22%
FBO BAY
7103 S Revere Pkwy
Englewood, CO 80112-3936

SMALL CAP/SHORT FUND - INVESTOR CLASS
-------------------------------------

Name                                                         Percentage
----                                                         ----------

National Investor Services Corp.                                74.66%
For the Exclusive Benefit of Our Customers
55 Water St., Fl 32
New York, NY 10041-0028

National Financial Services Corp.                               13.19%
For the Exclusive Benefit of our Customers
1 World Financial Center
200 Liberty Street
New York, NY  10281-1003

DOW 30 PLUS FUND - INVESTOR CLASS
---------------------------------

Name                                                         Percentage
----                                                         ----------

Trust Company of America                                        33.53%
FBO FPI2
P.O. Box 6503
Englewood, CO  80155-6503

Trust Company of America                                        21.78%
FBO PSI
P.O. Box 6503
Englewood, CO  80155-6503

Charles Schwab & Co. Inc.                                       6.60%
Special Custody Account for the Benefit of
Customers
4500 Cherry Creek Dr.
Suite 700
Denver, CO  80246

US GOVERNMENT MONEY MARKET FUND - INVESTOR CLASS
------------------------------------------------

Name                                                         Percentage
----                                                         ----------

Rafferty Companies LLC                                          14.83%
1311 Mammaroneck Ave.,  Ste 140
White Plains, NY 10605-5224

* As a shareholder owning voting securities in excess of 25%, this person may determine the outcome of any matter affecting, and voted on by shareholders of, the above funds.

INVESTMENT ADVISER
------------------

Rafferty Asset Management, LLC, 500 Fifth Avenue, Suite 415, New York, New York 10110, provides investment advice to the Funds. Rafferty was organized as a New York limited liability corporation in June 1997.

Under an Investment Advisory Agreement between the Trust, on behalf of the Funds, and Rafferty ("Advisory Agreement"), Rafferty provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectuses. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty the following fee at an annual rate based on its average daily net assets of:

         Plus Funds              0.75%
         Short Funds             0.90%
         Money Market Fund       0.50%

Rafferty has voluntarily agreed to reimburse the Investor Class Funds for other expenses through November 15, 2002 to the extent that the Investor Class Funds' total annual operating expenses exceed 1.75% for the Investor Class Plus Funds, 1.95% for the Investor Class Short Funds, and 1.00% for the Investor Class Money Market Fund. In addition, Rafferty has voluntarily agreed to reimburse the Advisor Class Funds for other expenses through November 15, 2002 to the extent that the Advisor Class Funds' total annual operating expenses exceed 2.75% for the Advisor Plus Funds, 2.95% for the Advisor Class Short Funds and 2.00% for the Advisor Class Money Market Fund. In addition, Rafferty has voluntarily agreed to reimburse the Broker Class Funds for other expenses through November 15, 2002 to the extent that the Broker Class Funds' total annual operating expenses exceed 2.50% for the Broker Class Plus Funds and 2.00% for the Broker Class Money Market Fund. If overall expenses fall below these percentage limitations, then the Investor Class Funds, Advisor Class Funds or Broker Class Funds may reimburse Rafferty within the following three fiscal years.

Rafferty agrees that it will only recover previously covered expenses prior to December 18, 2001 if Class expenses fall below the contractual limitations at that time within the following three years. After December 18, 2001, a Class may reimburse Rafferty any expenses Rafferty covers under the voluntary limits within the following three fiscal years if overall Class expenses fall below the current voluntary limitations.

For the three fiscal years ended August 31, 2001, the OTC Plus Fund paid Rafferty advisory fees amounting to $433,383, $1,368,724 and $606,358, respectively. For the same periods, Rafferty waived its fees and/or absorbed expenses in the amounts of $0, $1,061 and $967, respectively.

For the three fiscal years ended August 31, 2001, the OTC/Short Fund paid Rafferty advisory fees amounting to $59,599, $71,297 and $52,469, respectively. For the same periods, Rafferty waived its fees and/or absorbed expenses in the amounts of $14,372, $4,411 and $28,654, respectively.

For the period December 2, 1999 to August 31, 2000, and for the fiscal year ended August 31, 2001, the Dow 30 Plus Fund paid Rafferty advisory fees amounting to $67,941 and $144,226, respectively. For the same periods, Rafferty waived its fees and/or absorbed expenses in the amounts of $1,588 and $9,190, respectively.

Advisory fees were not paid by the Dow 30/Short Fund, as this Fund had not commenced operations prior to the date of this SAI.

For the period February 22, 1999 to August 31, 1999 and the two fiscal years ended August 31, 2001, the Small Cap Plus Fund paid Rafferty advisory fees amounting to $212,714, $259,623 and $228,250, respectively. For the same periods, Rafferty waived its fees and/or absorbed expenses in the amount of $861, $2,305 and $14,114, respectively.

For the period December 21, 1999 to August 31, 2000 and the fiscal year ended August 31, 2001, the Small Cap/Short Fund paid Rafferty advisory fees amounting to $45,510 and $96,439, respectively. For the same period, Rafferty waived its fees and/or absorbed expenses in the amount of $13,344 and $5,303, respectively.

Advisory fees were not paid by the MidCap Plus Fund or MidCap/Short Fund, as these Funds had not commenced operations prior to the date of this SAI.

For the three fiscal years ended August 31, 2001, the U.S. Plus Fund paid Rafferty advisory fees amounting to $181,865, $220,709 and $168,988 respectively. For the same periods, Rafferty waived its fees and/or absorbed expenses in the amounts of $5,548, $0 and $2,550, respectively.

For the three fiscal years ended August 31, 2001, the U.S./Short Fund paid Rafferty advisory fees amounting to $56,190, $34,964 and $24,669 respectively. For the same periods, Rafferty waived its fees and/or absorbed expenses in the amounts of $16,045, $25,542 and $48,239, respectively.

For the three fiscal years ended August 31, 2001, the Money Market Fund paid Rafferty advisory fees amounting to $121,561, $252,087, and $454,843 respectively. For the same period, Rafferty waived its fees and/or absorbed expenses in the amounts of $50,746, $13,047 and $39,683, respectively.

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of each Fund, in compliance with the 1940 Act. In renewing the Advisory Agreement, the Trustees considered, among other matters: (1) the nature and quality of services provided by Rafferty, including investment performance; (2) the cost to Rafferty in providing its services and its profitability; (3) whether the Funds and their shareholders benefit from any economies of scale; (4) whether Rafferty receives fall-out benefits that should be taken into consideration in negotiating the fee; and (5) the fees paid by comparable investment companies.

The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days' written notice either by the Trust or Rafferty.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty and the distributor have adopted Codes of Ethics ("Codes"). These Codes permit portfolio managers and other access persons of the Fund to invest in securities that may be owned by a Fund, subject to certain restrictions.

FUND ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT AND CUSTODIAN
-----------------------------------------------------------------

U.S. Bancorp Fund Services ("Administrator"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides custodian services to the Funds.

Pursuant to an Administration Servicing Agreement ("Service Agreement") between the Trust and the Administrator, the Administrator provides the Trust with
administrative   and  management   services  (other  than  investment   advisory
services). As compensation for these services, the Trust pays the Administrator a fee based on the Funds' average daily net assets of .09% of the first $1 billion, .08% of the next $1 billion of the Funds' average daily net assets, ..07% of the next $1 billion of the Funds' average daily net assets, .06% of the next $1 billion of the Funds' average daily net assets and .05% of the remaining balance, subject to an overriding minimum of $250,000.

For the three fiscal years ended August 31, 2001, the OTC Plus Fund paid the Administrator $59,691, $188,522 and $78,168, respectively.

For the three fiscal years ended August 31, 2001, the OTC/Short Fund paid the Administrator $7,534, $8,243 and $10,102, respectively.

For the period from December 2, 1999 to August 31, 2000, and the fiscal year ended August 31, 2001, the Dow 30 Plus Fund paid the Administrator $9,983 and $23,849, respectively.

Administration fees were not paid by the Dow 30/Short Fund, as this Fund had not commenced operations prior to the date of this SAI.

For the period from February 22, 1999 to August 31, 1999 and the two fiscal years ended August 31, 2001, the Small Cap Plus Fund paid the Administrator $25,554, $35,458 and $33,863, respectively.

For the period from December 21, 1999 to August 31, 2000, and the fiscal year ended August 31, 2001, the Small Cap/Short Fund paid the Administrator $5,521 and $14,279, respectively.

Administration fees were not paid by the MidCap Plus Fund or MidCap/Short Fund, as these Funds had not commenced operations prior to the date of this SAI.

For the three fiscal years ended August 31, 2001, the U.S. Plus Fund paid the Administrator $26,960, $30,693 and $26,886, respectively.

For the three fiscal years ended August 31, 2001, the U.S./Short Fund paid the Administrator $7,255, $3,940 and $8,397, respectively.

For the three fiscal years ended August 31, 2001, the Money Market Fund paid the Administrator $24,140, $53,466 and $87,043, respectively.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC ("Fund Accountant"), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a fee based on the Funds' average daily net assets of .09% of the first $500 million, .05% of the next $500 million of the Funds' average daily net assets and .025% of the remaining balance, subject to an overriding minimum of $320,000.

The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, U.S. Bank, N.A. also serves as the Custodian of the Funds' assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Funds' portfolios.

DISTRIBUTOR
-----------

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended August 31, 2001, the Distributor received $90,000 as compensation from Rafferty for distribution services.

DISTRIBUTION PLANS
------------------

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted separate plans for the Investor Class ("Investor Class Plan"), the Advisor Class ("Advisor Class Plan") and the Broker Class ("Broker Class Plan") of each Fund pursuant to which each Fund may pay certain expenses incurred in the distribution of that Class' shares and the servicing and maintenance of existing Class shareholder accounts. Pursuant to each Plan, a Fund may pay up to 1.00% of its average daily net assets. However, for the Investor Class Plan, the Board has authorized each Fund to pay distribution and services fees only in an amount equal to the difference between a Fund's total annual operating expenses and the contractual limit on total annual operating expenses of 1.75% for the Plus Funds and 1.95% for the Short Funds.

Each Plan was approved by the Trustees and the Independent Trustees of the Funds. In approving each Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.

The OTC Plus Fund paid $179,767, $4,180, and $3,770, respectively, in Investor Class, Advisor Class and Broker Class 12b-1 fees for the fiscal year ending August 31, 2001.

The OTC/Short Fund paid $0, $0, and $0, respectively, in Investor Class, Advisor Class and Broker Class 12b-1 fees for the fiscal year ending August 31, 2001.

The Dow 30 Plus Fund paid $0, $41,365, and $79, respectively, in Investor Class, Advisor Class and Broker Class 12b-1 fees for the fiscal year ended August 31, 2001.

The Dow 30/Short Fund did not pay Investor Class 12b-1 fees, as the Investor Class shares of this Fund had not commenced operations prior to the date of this SAI.

The Small Cap Plus Fund paid $2,138, $10,768, and $50,733, respectively, in Investor Class, Advisor Class and Broker Class 12b-1 fees for the fiscal year ending August 31, 2001.

The Small Cap/Short Fund paid $0, $0 and $0, respectively, in Investor Class, Advisor Class and Broker Class 12b-1 fees for the fiscal year ended August 31, 2001.

The MidCap Plus Fund and MidCap/Short Fund did not pay Investor Class 12b-1 fees, as the Investor Class shares of these Funds had not commenced operations prior to the date of this SAI.

The U.S. Plus Fund paid $0, $2,259, and $4,362, respectively, in Investor Class, Advisor Class and Broker Class 12b-1 fees for the fiscal year ending August 31, 2001.

The U.S./Short Fund paid $0, $1,482, and $0, respectively, in Investor Class, Advisor Class and Broker Class 12b-1 fees for the fiscal year ending August 31, 2001.

The  U.S.  Government  Money  Market  Fund  paid  $0,  $110,605,   and  $93,633,
respectively, in Investor Class, Advisor Class and Broker Class 12b-1 fees for the fiscal year ending August 31, 2001.

The fees paid to the Distributor by the Investor Class of the OTC Plus Fund and the Investor Class of the Small Cap Plus Fund were used for distribution related expenses. All other fees listed above were paid to the broker-dealers as compensation.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
----------------------------------------

Ernst & Young, LLP, 111 East Kilbourn Avenue, Milwaukee, Wisconsin 53202, are the independent certified public accountants for the Trust. The Financial Statements of the Funds that are incorporated by reference in this SAI have been audited by PricewaterhouseCoopers LLP, the Trust's former accountants, and are incorporated by reference herein in reliance upon the reports of said firm of accountants, which is given upon their authority as experts in accounting and auditing.

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of the Funds (except the Money Market Fund) is determined separately daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The NYSE is not open on New Year's Day, Presidents'

Day, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share of the Money Market Fund is determined each day that both the NYSE and the Federal Reserve Bank of New York are open for business.

It is the policy of the Money Market Fund to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Money Market Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such fluctuations generally are in response to changes in interest rates. Use of the amortized cost valuation method requires the Money Market Fund to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Trustees to be of high quality with minimal credit risks. The Money Market Fund may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by any two nationally recognized statistical rating organizations ("NRSROs").

Rule 2a-7 requires the Trustees to establish procedures reasonably designed to stabilize the net asset value per share as computed for purposes of distribution and redemption. The Board's procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than .5% between the two methods. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

A security listed or traded on an exchange, domestic or foreign, or the Nasdaq Stock Market, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board. For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. Dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

For purposes of determining net asset value per share of a Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular commodity.

OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-distribution date.

Illiquid  securities,  securities  for  which  reliable  quotations  or  pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.

                            PURCHASES AND REDEMPTIONS

RETIREMENT PLANS
----------------

Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish an individual retirement account ("IRA"). An individual may make limited contributions to an IRA of up to $3,000 per year (or $6,000, if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Funds. The Internal Revenue Code of 1986, as amended ("Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose earnings (together with their spouse's earnings) do not exceed a certain level may establish an "education IRA" and/or a "Roth IRA"; although contributions to these new types of IRAs are nondeductible, withdrawals from them will not be taxable under certain circumstances. An IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans.

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

REDEMPTIONS BY TELEPHONE
------------------------

Shareholders may redeem shares of the Funds by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

REDEMPTION IN KIND
------------------

A Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

RECEIVING PAYMENT
-----------------

Payment of redemption proceeds will be made within seven days following a Fund's receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

   A redemption request will be considered to be received in "good order" if:

o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;
o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;
o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and
o the signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Funds Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which the NYSE, the Nasdaq, the CME, or the CBOE, or the Federal Reserve Bank of New York, as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, the Nasdaq, the CME, the CBOE, as appropriate, is restricted. In addition, the rights of redemption may be suspended or the date of payment postponed for any Fund for a period during which an emergency exists so that disposal of the Fund's investments or the determination of its net asset value is not reasonably practicable or for such periods as the SEC, by order, may permit for protection of a Fund's investors.

                               EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents or
(2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectuses and below. Telephone requests for an exchange received by a Fund before the close of regular trading on the NYSE will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon 60 days' notice.

                        CONVERSION OF BROKER CLASS SHARES

Broker Class shares of a Fund automatically will convert to Investor Class shares of that Fund, based on the relative net asset values per share of the two classes, eight years after the end of the month in which the shareholder's order to purchase those Broker Class shares was accepted. For the purpose of calculating the holding period required for conversion of Broker Class shares, the date of initial issuance shall mean (i) the date on which the Broker Class shares were issued or (ii) for Broker Class shares obtained through an exchange, or a series of exchanges, the date on which the original Broker Class shares were issued. For purposes of conversion to Investor Class shares, Broker Class shares purchased through the reinvestment of dividends and other distributions paid in respect of Broker Class shares will be held in a separate sub-account. Each time any Broker Class shares in the shareholder's regular account (other than those in the sub-account) convert to Investor Class shares, a pro rata portion of the Broker Class shares in the sub-account will also convert to Investor Class shares. The portion will be determined by the ratio that the shareholder's Broker Class shares converting to Investor Class shares bears to the shareholder's total Broker Class shares not acquired through dividends and other distributions.

The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Investor Class shares and Broker Class shares will not result in "preferential dividends" under the Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Broker Class shares would not be converted and would continue to be subject to the higher ongoing expenses of the Broker Class shares beyond eight years from the date of purchase. Rafferty has no reason to believe that this condition for the availability of the conversion feature will not be met.


                             PERFORMANCE INFORMATION

From time to time, each Fund may advertise its average annual total return and compare its performance to that of other mutual funds with similar investment objectives and to relevant indices. Performance information is computed separately for those Funds in accordance with the methods discussed below.

The performance of the Broker Class and Advisor Class shares of the OTC Plus Fund, Dow 30SM Plus Fund, Small Cap Plus Fund, U.S. Plus Fund and U.S. Government Money Market Fund and the Advisor Class of the U.S./Short Fund have adopted the performance of the respective Fund's Investor Class shares for periods prior to the inception dates of such Advisor and Broker Class shares. The performance results for the Investor Class is higher than the Advisor Class and Broker Class would have received for the same period because those Classes have higher expenses.

Each Fund may include the total return of its classes in advertisements or other written material. When a Fund advertises the total return of its shares, it will be calculated for the one-, five- and ten-year periods or, if such periods have not yet elapsed, the period since the establishment of that Fund. Each Fund's performance data quoted in reports, advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value for each Fund, except for the Money Market Fund, will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs.

COMPARATIVE INFORMATION
-----------------------

From time to time, each Fund's performance may be compared with recognized stock and other indices, such as the Standard & Poor's Composite Stock Price IndexTM ("S&P 500 Index"), the Dow Jones Industrial Average SM ("DJIA"), the Nasdaq 100 Stock IndexTM ("Nasdaq Index"), the Nasdaq Composite IndexTM ("Nasdaq Composite"), the Russell 2000 Index ("Russell 2000"), Standard & Poor's MidCap 400 IndexTM ("MidCap Index") and various other domestic, international or global indices. The S&P 500 Index is a broad index of common stock prices, the MidCap Index represents the mid cap segment of the market. The DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or operating expenses. The Nasdaq Composite comparison may be provided to show how the OTC/Plus and the OTC/Short Funds' total returns compare to the record of a broad average of OTC stock prices over the same period. The OTC/Plus and the OTC/Short Funds have the ability to invest in securities not included in the Nasdaq Index or the Nasdaq Composite, and the OTC/Plus and the OTC/Short Funds' investment portfolio may or may not be similar in composition to the Nasdaq Index or the Nasdaq Composite.

In  addition,  a Fund's  total  return  may be  compared  with data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc. ("Lipper"), C.D.A. Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper.

A Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment objectives because such performance is tracked and published by such independent organizations as Lipper and CDA. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Since the assets in all mutual funds are always changing, a Fund may be ranked within one Lipper asset-size class at one time and in another Lipper asset-size class at some other time. Footnotes in advertisements and other marketing literature will include the time period and Lipper asset-size class, as applicable, for the ranking in question. Performance figures are based on historical results and are not intended to indicate future performance.

TOTAL RETURN COMPUTATIONS
-------------------------

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Such average annual total return quotes for the Funds are calculated according to the following formula:

                                   P(1+T)n=ERV

      Where:    P =  a hypothetical initial payment of $1,000
                T =  average annual total return
                n =  number of years (either 1, 5 or 10)
              ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods, as applicable, at the end of that period

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods or a shorter period dating from the commencement of a Fund's operations. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Additionally, in calculating the ending redeemable value for the Broker Class shares, the applicable CDSC will be deducted. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

From time to time, each Fund also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return. For example, in comparing the total return of a Fund with data published by Lipper or with market indices, each Fund calculates its aggregate total return for the specified periods of time by assuming an investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

The performance provided represents historical performance for the Funds listed in the table below. Historical performance for the Investor Class shares of the Dow 30/Short Fund, MidCap Plus Fund and MidCap/Short Fund is not shown as those Funds had not commenced operations prior to the date of this SAI.


                                                             AVERAGE
                                                              ANNUAL
                                  PERIOD                      RETURN
                                  ------                      ------
FUND (Investor Class)
---------------------



U.S. Plus Fund        o October 20, 1997                       1.37%
                        (commencement of operations)
                        to August 31, 2001
                      o One Year ended August 31, 2001       -38.59%


U.S./ Short Fund      o  November 7, 1997                     -6.21%
                         (commencement of operations)
                         to August 31, 2001
                      o  One Year ended August 31, 2001       32.49%

OTC Plus Fund         o  October 20, 1997                      3.89%
                         (commencement of operations)
                         to August 31, 2001
                      o  One Year ended August 31, 2001      -73.85%


OTC/Short Fund        o  October 16, 1997                    -25.57%
                         (commencement of operations)
                         to August 31, 2001
                      o  One Year ended August 31, 2001       89.91%

                                                             AVERAGE
                                                              ANNUAL
                                  PERIOD                      RETURN
                                  ------                      ------
FUND (Investor Class)
---------------------

Dow 30SM Plus Fund    o  December 2, 1999                    -13.49%
                         (commencement of operations)
                         to August 31, 2001
                      o  One Year ended August 31, 2001      -16.74%


Small Cap Plus Fund   o  February 22, 1999                     2.44%
                         (commencement of operations)
                         to August 31, 2001
                      o  One Year ended August 31, 2001      -16.38%


Small Cap/Short Fund  o  December 21, 1999                     0.75%
                         (commencement of operations)
                         to August 31, 2001

                      o  One Year ended August 31, 2001       16.75%


Money Market Fund     o  October 20, 1997                      4.46%
                         (commencement of operations)
                         to August 31, 2001

                      o  One Year ended August 31, 2001        4.45%


Fund (Advisor Class)
--------------------
U.S. Plus Fund        o  March 22, 2000
                         (commencement of offering)
                         to August 31, 2001                  -29.05%

                      o  One Year ended August 31, 2001      -39.06%


U.S./Short Fund       o  May 9, 2001 (commencement            10.60%
                         of offering) to August 31, 2001

                                                             AVERAGE
                                                              ANNUAL
                                  PERIOD                      RETURN
                                  ------                      ------
Fund (Advisor Class)
--------------------

OTC Plus Fund         o  February 24, 2000                   -60.75%
                         (commencement of offering)
                         to August 31, 2001

                      o  One Year ended August 31, 2001      -73.93%


Dow 30 Plus Fund      o  June 1, 2000                         -9.55%
                         (commencement of offering)
                         to August 31, 2001

                      o  One Year ended August 31, 2001      -17.49%


Small Cap Plus Fund   o  February 9, 2000                    -17.85%
                         (commencement of offering)
                         to August 31, 2001


                      o  One Year ended August 31, 2001      -16.48%


Money Market Fund     o  February 2, 2000                      3.75%
                         (commencement of operations)
                         to August 31, 2001

                      o  One Year ended August 31, 2001        3.38%


FUND (Broker Class)
-------------------

U.S. Plus Fund        o  August 22, 2000                     -37.49%
                         (commencement of offering)
                         to August 31, 2001

                      o  One Year ended August 31, 2001      -39.23%


OTC Plus Fund         o  August 22, 2000                     -70.90%
                         (commencement of offering)
                         to August 31, 2001

                      o  One Year ended August 31, 2001      -73.95%

                                                             AVERAGE
                                                              ANNUAL
                                  PERIOD                      RETURN
                                  ------                      ------
FUND (Broker Class)
-------------------

Dow 30 Plus Fund      o  August 17, 2000                     -15.00%
                         (commencement of offering)
                         to August 31, 2001

                      o  One Year ended August 31, 2001      -17.38%


Small Cap Plus Fund   o  March 28, 2000                      -22.34%
                         (commencement of offering)
                         to August 31, 2001

                      o  One Year ended August 31, 2001      -16.55%
Money Market Fund
                      o  March 22, 2000                        2.78%
                          (commencement of offering)
                          to August 31, 2001

                      o  One Year ended August 31, 2001        3.42%


No historical performance is shown for the Investor Class shares Dow 30/Short Fund, MidCap Plus Fund and MidCap/Short Fund because these Funds had not commenced operations prior to the date of this SAI.

YIELD COMPUTATIONS
------------------

The Money Market Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed for a seven-day period by determining the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as advisory fees), in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

The Money Market Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as advisory fees), in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             Effective Yield = [(Base Period Return + 1) 365/7] - 1

The yields quoted in any advertisement or other communication represents past performance and should not be considered a representation of the yields of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Money Market Fund and changes in interest rates on such investments, but also on changes in the Money Market Fund's expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments, which typically pay a fixed yield for a stated period of time, the Money Market Fund's yield will fluctuate.

The 7-day current yield for the Money Market Fund's Investor Class, Advisor Class and Broker Class shares as of August 31, 2001 was 2.53%, 1.54% and 1.53%, respectively.

                        SHAREHOLDER AND OTHER INFORMATION

SHAREHOLDER INFORMATION
-----------------------

Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each class of each Fund have equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or a Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.

OTHER INFORMATION
-----------------

The Trust has entered into a licensing agreement with Dow Jones & Company, Inc. ("Dow Jones") to permit the use of certain servicemarks in connection with its registration statement and other materials. The licensing agreement between the Trust and Dow Jones is solely for the Trust's benefit and not for the benefit of the owners of the Trust or any other third parties. Dow Jones will not have any liability in connection with the Trust. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:
(i) the results to be obtained by the Funds, the owner of the Funds or any other person in connection with the use of the DJIASM (the "Dow Index") and the data included in the Dow Index; (ii) the accuracy or completeness of the Dow Index and its data; and (iii) the merchantability and the fitness for a particular purpose or use of the Dow Index and its data. In addition, Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Index or its data and under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur. Dow Jones does not recommend that any person invest in the Trust or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Trust; have any responsibility or liability for the administration, management or marketing of the Trust; or consider the needs of the Trust or the owners of the Trust in determining, composing or calculating the Dow Index.

                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS
---------------------------------

Dividends from net investment income and any distributions of realized net capital gains are as described in the Prospectuses under "Distributions and Taxes." All distributions from a Fund normally are automatically reinvested without charge in additional shares of that Fund.

The Money Market Fund ordinarily declares dividends daily from its net investment income and distributes such dividends monthly. Net investment income, for these purposes, includes accrued interest and accretion of original issue and market discounts, less amortization of market premium and estimated expenses, and is calculated immediately prior to the determination of the Fund's net asset value per share. The Fund distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to maintain its net asset value per share at $1.00 or to avoid income or excise taxes. The Fund does not expect to realize net long-term capital gain and thus does not anticipate payment of any distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss). The Trustees may revise this dividend policy, or postpone the payment of dividends, if the Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees' opinion, might have a significant adverse effect on its shareholders.

TAXES
-----

Regulated Investment Company Status. Each Fund is treated as a separate corporation for Federal income tax purposes and intends to continue to qualify as a regulated investment company under Subchapter M of the Code ("RIC"). If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, the Fund will not be subject to Federal income tax on the part of its investment company taxable income (generally consisting of net investment income and net short-term capital gains, determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities

("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer (collectively, "Diversification Requirements").

Although each Fund intends to continue to satisfy all the foregoing requirements, there is no assurance that each Fund will be able to do so. The investment by a Fund other than the Money Market Fund primarily in options and futures positions entails some risk that such a Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by such other Funds, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more of those Funds.

If a Fund failed to qualify for treatment as a RIC any taxable year, (1) it would be taxed on the full amount of its taxable income, including net capital gain, for that year at corporate income tax rates (up to 35%) without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

GENERAL. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends distributed by a Fund (including distributions of net short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 38.6% for individuals), regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of a Fund's net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. A shareholder's sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares. An exchange of Fund shares for shares of another Fund generally will have similar consequences.

DISTRIBUTIONS TO FOREIGN SHAREHOLDERS. Dividends a Fund pays to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or any applicable lower treaty rate). An investor claiming to be a foreign shareholder will be required to provide a Fund with supporting documentation in order for the Fund to apply a reduced withholding rate or exemption from withholding. Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply.

DERIVATIVES STRATEGIES. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options and futures a Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.

Certain options (including listed options on "broad-based" stock indices) and futures in which the Funds may invest may be "section 1256 contracts." Section 1256 contracts a Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are positions in personal property. Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Funds and to distributions there from.

                              FINANCIAL STATEMENTS

The Funds'  (excluding  the MidCap Plus Fund,  MidCap/Short  Fund,  Dow 30/Short
Fund) financial statements for the period ended August 31, 2001, which have been derived from the Funds' financial records, are incorporated by reference herein from the Funds' Annual Report to Shareholders for the fiscal year ended August 31, 2001 as filed with the Securities and Exchange Commission on November 8, 2001 via EDGAR, Accession Number 0000912057-01-538160. The financial statements and financial highlights of the Funds that are incorporated by reference in this SAI have been audited by PricewaterhouseCoopers LLP.

Prior to the date of this SAI the MidCap Plus Fund, MidCap/Short Fund and Dow 30/Short Fund had not commenced operations.